Assets Charged as Security for Liabilities and Collateral Accepted as Security for Assets - Financial Assets Charged as Security Under On-Balance Sheet and Off-Balance (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of assets pledged as security [line items]
Assets charged as security for liabilities	£ 3,541	£ 3,598
On-Balance Sheet [member]
Disclosure of assets pledged as security [line items]
Assets charged as security for liabilities	61,755	75,461
On-Balance Sheet [member] | Cash and Balances at Central Banks [member]
Disclosure of assets pledged as security [line items]
Assets charged as security for liabilities	1,080	1,010
On-Balance Sheet [member] | Trading Assets [member]
Disclosure of assets pledged as security [line items]
Assets charged as security for liabilities		17,092
On-Balance Sheet [member] | Loans and Advances to Customers [member] | Securitisations and Covered Bonds [member]
Disclosure of assets pledged as security [line items]
Assets charged as security for liabilities	35,694	35,421
On-Balance Sheet [member] | Loans and Advances to Customers [member] | Other [member]
Disclosure of assets pledged as security [line items]
Assets charged as security for liabilities	15,175	15,078
On-Balance Sheet [member] | Loans and advances to banks [member]
Disclosure of assets pledged as security [line items]
Assets charged as security for liabilities	218	105
On-Balance Sheet [member] | Other financial assets at amortised cost [member]
Disclosure of assets pledged as security [line items]
Assets charged as security for liabilities	3,763
On-Balance Sheet [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of assets pledged as security [line items]
Assets charged as security for liabilities	5,825
On-Balance Sheet [member] | Financial investments [member]
Disclosure of assets pledged as security [line items]
Assets charged as security for liabilities		6,755
Off-Balance Sheet [member]
Disclosure of assets pledged as security [line items]
Assets charged as security for liabilities	£ 15,220	£ 33,013